Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Payment Arrangement [Abstract]
Summary of RSUs activity under the Share Incentive Plan
The following table summarizes the Company’s RSUs activity under the Plans:

	Number of RSUs	Weighted average grant date fair value	Weighted average remaining contractual life
		(US$)	(Years)
Unvested, December 31, 2020	1,278,750	4.7774	2.68
Granted	4,790,000	10.6200
Vested	(1,949,250)	9.2469
Forfeited	—	—
Unvested, December 31, 2021	4,119,500	9.4561	2.67
Granted	876,380	1.8800
Vested	(2,034,880)	7.2254
Forfeited	(283,000)	7.5431
Unvested, December 31, 2022	2,678,000	8.8740	1.90
Granted	6,114,000	8.9809
Vested	(2,255,250)	7.8054
Forfeited	(9,000)	3.8500

Unvested, December 31, 2023	6,527,750	9.3503	3.12

Expected to vest as of December 31, 2023	6,527,750

Summary Of Share option Activity
The following table summarizes the Company’s share options activity under the 2015 Plan:

	Number of share options	Weighted average grant date fair value	Weighted average exercise price
		(US$)	(US$)
Outstanding as of January 1 and December 31, 2023	53,737	2.2624	5.8853

Vested and expected to vest as of December 31, 2023	53,737	2.2624	5.8853

Exercisable as of December 31, 2023	53,737	2.2624	5.8853

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Group calculated the estimated fair value of the share options under the 2015 Plan on the grant date using the Black-Scholes valuation model. Assumptions used to determine the fair value of the share options granted under the 2015 Plan is summarized in the following table:

	For the year ended December 31, 2020
Term in years		5
Volatility		53.73%
Discount rate		0.85%
Fair value per ordinary share	US$	5.24

Summary of Share-based Compensation Expenses Relating to RSUs Recognized
Total share-based compensation expenses relating to RSUs and options granted to employees recognized for the years ended December 31, 2021, 2022 and 2023 were as follows:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Sales and marketing expenses	18,327	22,125	18,958	2,670
General and administrative expenses	71,147	38,452	79,327	11,173
Research and development expenses	31,657	36,321	53,200	7,493

	121,131	96,898	151,485	21,336